INVENTORIES	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES

8. INVENTORIES

As of June 30, 2023 and December 31, 2022, inventories consist of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Raw materials	$3,301	$3,472
Finished goods	5,698,476	469,918
Cost of projects	235,358	40,815
Inventories, gross	$5,937,135	$514,205
Allowance for slow-moving or obsolete inventories	(155,797)	(157,847)
Inventories, net	$5,781,338	$356,358

For the six months ended June 30, 2023 and 2022, impairments for obsolete inventories were approximately $8,400 and $104,000, respectively. Impairment charges on inventories are included with administrative expenses.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS